SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity investments without readily determinable fair value
Initial cost basis	¥ 124,196	$ 17,760	¥ 124,196	¥ 124,196
Cumulative unrealized gains	119,245	17,052	119,245	119,245
Cumulative unrealized losses (including impairment)	(28,522)	(4,079)	(28,522)	(28,522)
Foreign currency translation	815	117	2,066	979
Equity investments without readily determinable fair value	215,734	30,850	216,985	215,898
Equity investment with readily determinable fair value
Initial cost basis	0	0	0	42,437
Cumulative unrealized losses	0	0	0	(12,469)
Cumulative realized gain	0	0	0	100
Foreign currency translation	0	0	0	205
Equity investments with readily determinable fair value	0	0	0	30,273
Equity method investment
Initial cost basis	14,840	2,122	14,840	12,070
Share of income from equity method investment	3,592	513	2,357	1,689
Equity method investment	18,432	2,635	17,197	13,759
Total carrying value	¥ 234,166	$ 33,485	¥ 234,182	¥ 259,930